Tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Tangible and intangible assets
The disclosure of reconciliation of changes in tangible and intangible assets.

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Net book value
Property, land and equipment	22	22
Intangible assets(1)	66	101

Total net book value	88	123

Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-45	-46

(1)	Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years.